Fair Value Measurements (Details) - Fair Value Measurements, Recurring [Member] - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Total				$ 5,026
Financial Liabilities:
Common stock warrant liability	[1]	$ 1
Total		1
Corporate Fixed Income Debt Securities [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value				5,023
Money Market Funds [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value			3	3
Financial Liabilities:
Common stock warrant liability	[2]
Fair Value Inputs, Level 1 [Member]
Financial Assets:
Total				3
Financial Liabilities:
Common stock warrant liability	[1]
Total
Fair Value Inputs, Level 1 [Member] | Corporate Fixed Income Debt Securities [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value
Fair Value Inputs, Level 1 [Member] | Money Market Funds [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value				3
Financial Liabilities:
Common stock warrant liability	[2]
Fair Value Inputs, Level 2 [Member]
Financial Assets:
Total				5,023
Financial Liabilities:
Common stock warrant liability	[1]
Total
Fair Value Inputs, Level 2 [Member] | Corporate Fixed Income Debt Securities [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value				5,023
Fair Value Inputs, Level 2 [Member] | Money Market Funds [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value
Financial Liabilities:
Common stock warrant liability	[2]
Fair Value Inputs, Level 3 [Member]
Financial Assets:
Total
Financial Liabilities:
Common stock warrant liability	[1]	1
Total		$ 1
Fair Value Inputs, Level 3 [Member] | Corporate Fixed Income Debt Securities [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value
Fair Value Inputs, Level 3 [Member] | Money Market Funds [Member]
Financial Assets:
Held-to-maturity Securities, Fair Value
Financial Liabilities:
Common stock warrant liability	[2]

[1]	There was no change (net) in the fair value of the Common Stock warrant for the three and nine months ended September 30, 2019. If there had been, it would have been recorded to other income (expense) and interest expense in the statements of operations and comprehensive loss.
[2]	The change in the fair value of the common stock warrant and convertible notes payable for the twelve months ended December 31, 2018 and 2017 was recorded as a decrease to other income (expense) and interest expense of $1 and $1, respectively, in the statements of operations and comprehensive loss.